Exploration and Evaluation Assets	6 Months Ended
Jun. 30, 2020
EXPLORATION AND EVALUATION ASSETS
Exploration and Evaluation Assets

5. EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	5	4	-	-	-	4	13
Balance, June 30, 2020	303	234	42	83	14	46	722

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	8	8
Property maintenance	6	5	-	-	-	17	28
Drilling	-	-	6	166	-	-	172
Geology	10	6	46	83	-	51	196
Geophysics	1	1	21	72	-	3	98
Infrastructure	-	-	-	-	-	-	-
Write-off	-	-	-	(437)	-	-	(437)
	17	12	73	(116)	-	79	65
Balance, June 30 ,2020	1,515	245	112	(83)	13	36,187	37,989
Total, June 30, 2020	1,818	479	154	-	27	36,233	38,711

	Canada				US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	8	42	602
Acquisition costs – cash	5	4	-	15	1	-	25
Balance, June 30 2019	293	226	42	15	9	42	627

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	62,215	63,877
Administration	1	1	-	-	-	9	11
Corporate social responsibility	1	-	-	-	-	-	1
Property maintenance	-	-	-	-	-	17	17
Drilling	24	-	2	3	-	191	220
Environmental, health and safety	-	-	-	-	-	8	8
Geology	15	7	-	-	2	105	129
Geophysics	1	1	4	1	1	27	35
	42	9	6	4	3	357	421
Balance, June 30 ,2019	1,473	218	28	4	3	62,572	64,298
Total, June 30, 2019	1,766	444	70	19	12	62,614	64,925

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009 and as last amended on March 12, 2013, the Company completed the required consideration and acquired the rights to a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

Commencing August 1, 2015, the Company is obligated to pay advances on net smelter return royalties (“NSR”) of $10,000 per annum. The total advances paid during the six months period ended June 30, 2020 were $5,000, (June 30, 2019 - $5,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the six months period ended June 30, 2020, the Company incurred exploration expenditures totalling $16,927 (June 30, 2019 - $42,108) on the Post Creek Property.

Halcyon

On December 31, 2015, the Company completed the required consideration of the option agreement and acquired rights to a mineral claim known as the Halcyon Property located within the Sudbury Mining District of Ontario, subject to certain NSR and advance royalty payments.

Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8,000 per annum. The Company paid $4,000 during the three months period ended June 30, 2020, (June 30, 2019 - $4,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the six months period ended June 30, 2020, the Company incurred $12,254 (June 30, 2019 - $12,209) in exploration and license related expenditures on the Halcyon Property.

Quetico

On April 26, 2018, the Company acquired the right to certain mineral claims known as Quetico located within the Sudbury Mining District of Ontario. The Company incurred total acquisition and exploration related costs of $64,256 during the year ended December 31, 2018.

The Company had no minimum required exploration commitment for the years ended December 31, 2019 and 2018 as it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim.

By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office. The Company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work and consecutively thereafter. Payments cannot be banked to be carried forward for future use. The claims are currently on HOLD SPECIAL CIRCUMSTANCES APPLY status, awaiting approval of an application for a one year exclusion. Once approved, the total annual work requirement for Quetico project after April 26, 2021 is $324,000 should the Company maintain the current size of the claims.

During the six months period ended June 30, 2020, the Company incurred exploration expenditures totalling $72,444 (June 30, 2019 - $6,330) on the Quetico Property.

Lingman Lake Property

During the year ended December 31, 2019, the Company staked certain mineral claims known as Lingman Lake located northwest of Thunder Bay, Ontario. The Company incurred total acquisition and exploration related costs of $27,376.

There were no exploration related costs incurred during the six months period ended June 30, 2020.

Loveland (Enid Creek) Property

On September 25, 2019, the Company entered into earn in agreement to acquire a 100% interest, subject to a 1% NSR, in certain claims known as the Loveland Nickel (Enid Creek) Property located in Timmins, Ontario. Consideration is as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	Acquisition costs	Exploration expenditures
Within 5 days of TSXV approval (received on October 24, 2019)	$25 cash (paid) and 300,000 post-consolidated common shares (issued)	-
On or before September 25, 2020	$100 cash	Aggregate of at least $500
On or before September 25, 2021	$200 cash	Aggregate of at least an additional $1,000
On or before September 25, 2022	$300 cash	Aggregate of at least an additional $1,000
On or before September 25, 2023	$400 cash	Aggregate of at least an additional $1,000
On or before September 25, 2024	$500 cash	Aggregate of at least an additional $1,000

In the event that the Company is unable to fund sufficient exploration expenditures, the Company may pay the required balance in cash by the relevant date. The Company may also, prior to the 5th anniversary date, accelerate its funding of exploration expenditures by paying in advance and in lieu of incurring the required exploration expenditure.

As of June 30, 2020, the Company incurred an aggregate exploration and acquisition expenditures of $436,897. Based on the results of the exploration program completed in April 2020, the management elected not to proceed with further exploration on the property and terminated the agreement. Accordingly, all acquisition and exploration related costs were written off as at June 30, 2020, totalling $436,897.

Section 35 Property

On January 4, 2016, the Company entered into a 10-year Metallic Minerals Lease (the “Lease”) with the Michigan Department of Natural Resources for an area covering approximately 320 acres. The terms of the Lease required annual rental fees.

At the end of 2019 year, management of the Company made a decision to relinquish the mineral lease. As a result, all cumulative exploration related costs of $11,393 were written-off as at December 31, 2019. The Company applied and received approval for refund of a $13,016 (US $10,000) reclamation deposit held by the Department of Natural Resources in Michigan.

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time, however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the six months period ended June 30, 2020, the Company spent in aggregate of $83,191 (June 30, 2019 - $357,187) in exploration and license related expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui and Carbonatite Licenses. Further details on the licenses and related expenditures are outlined below.

IFRS 6 requires management to assess the exploration and evaluation assets for impairment. Accordingly, management believed that facts and circumstances existed at December 31, 2019 to suggest that the carrying amount of the Maniitsoq Property exceeds its recoverable amount. As a result, management determined the Maniitsoq Property should be impaired by $26,499,159 and its recoverable amount at December 31, 2019 was $36,149,667. The valuation was based on historical drilling results and management’s future exploration plans on the Maniitsoq Property. The Company intends to plan and budget for further exploration on the Maniitsoq Property in the future.

Further details on the licenses comprising the Maniitsoq Property and related expenditures are outlined below:

Sulussugut License (2011/54)

(All references to amounts in Danish Kroners, “DKK”)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $5,742 (DKK 31,400) upon granting of the Sulussugut License. The application for another 5-year term on the Sulussugut License was submitted to the Greenland Mineral Licence & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $7,982 (DKK 40,400) which provides for renewal of the Sulussugut License until 2020.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809,340 (approximately $15,808,386) between the years ended December 31, 2011 to 2015 by incurring $26,115,831 on the Sulussugut License. The accumulated exploration credits held at the end to December 31, 2015, of DKK 100,303,710 (approximately $19,067,735) were carried forward until 2019. Under the terms of the second license period, there was no required minimum exploration expenditures for the year ended December 31, 2018. As of December 31, 2019, the Company has spent $55,960,762 on exploration costs for the Sulussugut License.

The Company had minimum required exploration commitment of DKK 44,755,600 approximately $8,905,514 for the year ended December 31, 2019 and available credits of DKK 326,111,805 (approximately $66,950,764) at the end of December 31, 2018. During the year ended December 31, 2019, the Company had approved exploration expenditures of DKK 1,724,248 (approximately $343,125) which results in a total cumulative surplus credit of DKK 283,080,453 (approximately $56,333,010). The credits may be carried forward until December 31, 2021. The Company has no exploration commitment for 2020 year.

During the year ended December 31, 2019, the Company spent a total of $228,925 (December 31, 2018 - $10,794,837) in exploration and license related expenditures on the Sulussugut License.

During the six months period ended June 30, 2020, the Company spent a total of $66,139 in exploration and license related expenditures, (June 30, 2019 - $197,476).

Ininngui License (2012/28)

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $5,755 (DKK 32,200) upon granting of the Ininngui License. The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. The Ininngui License is contiguous with the Sulussugut License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2019, the Company has not used the procedure for the license.

The Company had minimum required exploration commitment of DKK 5,510,400 for the year ended December 31, 2019. As of December 31, 2019, the Company has spent $5,158,454 on exploration costs for the Ininngui License and exceeded the minimum requirement with a total cumulative surplus credits of DKK 30,281,852 (approximately $6,026,089). The credits may be carried forward until December 31, 2021. The Company has no exploration commitment for 2020 year.

During the six months period ended June 30, 2020, the Company spent a total of $13,491 in exploration and license related expenditures, (June 30, 2019 - $37,230).

Carbonatite License (2018/21)

Effective May 4, 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $6,523 (DKK 31,000) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2019 being the second year.

The Company had a minimum required exploration obligation of DKK 267,320, approximately $53,192 for the year ended December 31, 2019. As of December 31, 2019, the Company has spent $1,486,940 on exploration costs for the Carbonatite License. To December 31, 2019, the Company’s expenditures exceeded the minimum requirement and the Company has a total surplus credit of DKK 10,496,522 (approximately $2,088,808). The credit from 2018 may be carried forward until December 31, 2022 and the credit from 2019 may be carried forward until December 31, 2023. The Company has no exploration commitment for 2020 year.

During the six months period ended June 30, 2020, the Company spent a total of $3,561 in exploration and license related expenditures, (June 30, 2019 - $122,484).

Ikertoq License

During the year ended December 31, 2018, the Company was granted an exploration license, (the “Ikertoq License”) by the BMP of Greenland and spent total of $132,679 in exploration and license related expenditures. The license was later relinquished and the costs were expensed as at December 31, 2018.